Related Party Transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Product sales	$ 39,485	$ 37,277
Directors [member]
Disclosure of transactions between related parties [line items]
Paid or accrued fees	$ 194,750	$ 210,100